Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Proceeds from sale of property, plant and equipment and businesses (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Proceeds from sale of property, plant and equipment and businesses	[1]	$ (57)	$ 559	$ 710	$ 502	$ 1,033

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.